Business Segments - Operating Segments (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 29, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015		Dec. 28, 2014		Dec. 29, 2013
Segment Reporting Information [Line Items]
Operating Revenues		$ 547,605	$ 488,594	$ 501,524	$ 472,737	$ 553,420	$ 474,858	$ 474,979	$ 446,102	$ 2,010,460	[1]	$ 1,949,359	[1]	$ 1,147,240	[1]
Total operating profit		(382,216)	38,808	19,784	60,935	163,444	55,285	32,193	50,260	(262,689)	[1],[2]	301,182	[1],[2]	199,040	[1],[2]
Depreciation	[3]									74,289		70,187		41,187
Amortization	[3]									195,230		218,287		114,717
Capital expenditures										89,084		89,438		70,869
Assets		9,758,535				11,396,455				9,758,535		11,396,455
Assets held for sale (6)	[4]	206,422				5,645				206,422		5,645
Depreciation from discontinued operations												19,000		34,000
Amortization from discontinued operations												4,000		6,000
Restricted cash and cash equivalents		17,595				17,600				17,595		17,600
Operating Segments | Television and Entertainment
Segment Reporting Information [Line Items]
Operating Revenues		464,013	429,700	445,622	410,300	480,185	418,294	426,961	400,201	1,749,635	[1]	1,725,641	[1]	1,021,586	[1]
Total operating profit		(365,452)	64,061	47,088	79,348	146,026	74,294	52,414	64,697	(174,955)	[1],[2]	337,431	[1],[2]	196,899	[1],[2]
Depreciation	[3]									48,434		50,262		29,947
Amortization	[3]									165,936		197,054		105,526
Assets		7,748,153				8,234,456				7,748,153		8,234,456
Operating Segments | Digital and Data
Segment Reporting Information [Line Items]
Operating Revenues		71,139	46,561	43,625	50,202	60,200	43,434	33,807	31,485	211,527	[1]	168,926	[1]	72,055	[1]
Total operating profit		15,032	$ (6,207)	$ (4,150)	$ 3,734	14,291	$ (396)	$ (8,910)	$ (2,086)	8,409	[1],[2]	2,899	[1],[2]	15,538	[1],[2]
Depreciation	[3]									9,738		7,744		2,576
Amortization	[3]									29,294		21,233		9,191
Assets	[5]	725,151				644,985				725,151		644,985
Restricted cash and cash equivalents		3,000				4,000				3,000		4,000
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Operating Revenues	[1]									49,298		54,792		53,599
Total operating profit	[1],[2]									(96,143)		(39,148)		(13,397)
Depreciation	[3]									16,117		12,181		8,664
Assets	[6]	1,078,809				$ 2,511,369				1,078,809		2,511,369
Restricted cash and cash equivalents		$ 18,000								18,000
Continuing Operations | Operating Segments | Television and Entertainment
Segment Reporting Information [Line Items]
Capital expenditures										33,173		34,149		18,813
Continuing Operations | Operating Segments | Digital and Data
Segment Reporting Information [Line Items]
Capital expenditures										23,626		13,102		2,993
Continuing Operations | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Capital expenditures										32,285		35,892		33,205
Discontinued Operations
Segment Reporting Information [Line Items]
Capital expenditures										$ 0		$ 6,295		$ 15,858

[1]	(1)See Note 2 for the disclosures of operating revenues and operating profit included in discontinued operations for the historical periods.
[2]	(2)Operating (loss) profit for each segment excludes income and loss on equity investments, interest and dividend income, interest expense, non-operating items, reorganization costs and income taxes.
[3]	(3)Depreciation from discontinued operations totaled $19 million, and $34 million for the years ended December 28, 2014 and December 29, 2013, respectively. Amortization from discontinued operations totaled $4 million, and $6 million for the years ended December 28, 2014 and December 29, 2013, respectively.
[4]	(6)See Note 7 for information regarding assets held for sale.
[5]	(4)At December 31, 2015 and December 28, 2014, Digital and Data total assets included $3 million and $4 million, respectively, related to restricted cash and cash equivalents held primarily to satisfy deferred compensation commitments.
[6]	As of December 31, 2015 and December 28, 2014, Corporate total assets included $18 million related to restricted cash held to satisfy remaining claim obligations to holders of priority claims and fees earned by professional advisors during Chapter 11 proceedings (see Note 3). Corporate and Other assets include certain real estate assets (see Note 2) as well as the Company’s equity investment in CareerBuilder.